Consolidated Statements of Operations (Unaudited) - USD ($) $ in Thousands	3 Months Ended				12 Months Ended
	Mar. 31, 2022		Mar. 31, 2021		Dec. 31, 2021		Dec. 31, 2020
Revenue
Net interest income on loan receivables	$ 2,568		$ 1,662		$ 7,002		$ 4,347
Service and subscription revenue	67,146		31,468		32,357		25,994
Affiliates income					10,900		2,234
Fee income					116,131		46,639
Other income					4,721		197
Total revenue, net	69,714		33,130		171,111		79,411
Operating expenses
Provision for credit losses on consumer receivables	23,044		5,708
Compensation and benefits	22,043		7,057
Marketing	11,416		4,363		43,170		11,060
Provision for loss on receivables					60,749		21,294
Direct costs	21,204		9,903		8,864		4,336
Interest expense	(6,174)		(1,471)		7,251		2,950
Personnel expenses					45,878		24,200
Underwriting expenses					8,253		6,242
Technology-related costs	4,505		2,199		7,488		7,041
Bank and payment processor fees					24,565		13,737
Change in fair value of warrant liability	3,910		(31,230)		39,629		14,419
Change in fair value of subordinated convertible notes			(39,939)		41,877		4,000
Change in fair value of contingent consideration from mergers and acquisitions	(682)				6,229
Professional services	7,288		3,586		19,847		8,396
Depreciation and amortization expense					2,392		1,108
Occupancy expense					997		1,233
Gain on foreign currency translation					(431)		(179)
Other operating expenses	10,769		1,082		19,172		1,155
Total operating expenses	100,269		33,898		335,930		120,992
Net loss before income taxes	(34,417)		(73,381)		(164,819)		(41,581)
Income tax (benefit) expense	(28,417)		25		56		6
Net loss	(6,000)		(73,406)		(164,875)		(41,587)
Net income attributable to redeemable noncontrolling interests			(2,767)		(12,776)		(8,409)
Reversal of previously accrued (accrual of) dividends on redeemable convertible preferred stock					42,728		(17,209)
Net loss attributable to common shareholders	(7,028)		(81,015)		$ (134,923)		$ (67,205)
Net loss before other (expense) income and income taxes	(30,555)		(768)
Other (expense) income	(916)		27
Accrual of dividends on preferred stock	$ (1,028)		$ (4,842)
Net loss per share, basic and diluted (in Dollars per share)	$ (0.03)	[1]	$ (1.68)	[1]	$ (1.39)	[2]	$ (1.49)	[2]
Weighted average shares used in computing net loss per share, basic and diluted(1) (in Shares)	230,737,284	[1]	48,348,187	[1]	97,158,738	[2]	45,177,217	[2]

[1]	Prior period results have been adjusted to reflect the exchange of Legacy MoneyLion’s common stock (the “Legacy MoneyLion Common Stock”) for MoneyLion Class A Common Stock at an exchange ratio of approximately 16.4078 (the “Exchange Ratio”) in September 2021 as a result of the Business Combination. See Note 3, “Business Combination,” for details.
[2]	Prior period results have been adjusted to reflect the exchange of Legacy MoneyLion Common Stock for MoneyLion Class A Common Stock at an exchange ratio of approximately 16.4078 in September 2021 as a result of the Business Combination. See Note 3, “Business Combination,” for details. Because the Company had a net loss in the twelve months ended December 31, 2021 and 2020, the Company’s potentially dilutive securities, which include stock options, restricted stock units, preferred stock and warrants to purchase shares of common stock and preferred stock, have been excluded from the computation of diluted net loss per share, as the effect would be anti-dilutive. Therefore, the weighted-average number of common shares outstanding used to calculate both basic and diluted net loss per share attributable to common stockholders for these periods is the same.